CrowdStreet REIT I, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2023

	Shares	Value
PRIVATE REAL ESTATE INVESTMENTS - 63.71%

Multi-Family Residential - 50.21%
Brixton Atlee TIC, LP (a)(b)(c)(d)	N/A	$2,500,000
Kernan Partners, LLC (a)(b)(c)(d)	N/A	5,400,000
KV Aventura Holdings, LLC (a)(b)(c)(d)	N/A	2,000,000
Locale Investor, LLC (a)(b)(c)(d)	N/A	2,000,000
915 Division CrowdStreet Investors, LLC (a)(b)(c)(d)(e)	N/A	5,400,000
North Park Titleholder, LLC (a)(b)(c)(d)	N/A	4,100,000
		21,400,000
Office Space - 4.11%
ONH AFS CS Investors, LLC (a)(b)(c)(d)	N/A	1,750,000

Industrial - 9.39%
HIP CS Investors, LLC (a)(b)(c)(d)	N/A	4,000,000

TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $27,150,000)		27,150,000

TOTAL INVESTMENTS (Cost $27,150,000) - 63.71%		$27,150,000

Other Assets in Excess of Other Liabilities - 36.29%		15,467,167

NET ASSETS - 100.00%		$42,617,167

(a)	Non-income producing security.
(b)	Level 3 security fair valued using significant unobservable inputs.
(c)	Restricted security.
(d)	Investment does not issue shares.
(e)	CrowdStreet Inc. and subsidiaries do not have an economic interest in this entity.